INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	€ 771,000	€ 1,107,000	€ 1,992,000	€ 1,548,000
Cost of goods sold	(281,000)	(419,000)	(735,000)	(594,000)
Gross profit	490,000	688,000	1,257,000	954,000
Research and Development Expense	(7,472,000)	(6,605,000)	(14,671,000)	(12,762,000)
Selling, General and Administrative Expense	(6,383,000)	(6,185,000)	(12,355,000)	(11,736,000)
Other income/(expense)	58,000	219,000	249,000	265,000
Operating loss for the period	(13,307,000)	(11,883,000)	(25,520,000)	(23,279,000)
Financial income	2,069,000	789,000	3,477,000	1,414,000
Financial expense	(1,445,000)	(775,000)	(2,436,000)	(1,732,000)
Loss for the period before taxes	(12,683,000)	(11,869,000)	(24,479,000)	(23,597,000)
Income taxes	(441,000)	(928,000)	(551,000)	(1,110,000)
Loss for the period	(13,124,000)	(12,797,000)	(25,030,000)	(24,707,000)
Loss attributable to equity holders	(13,124,000)	(12,797,000)	(25,030,000)	(24,707,000)
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	(82,000)	(50,000)	(22,000)	(78,000)
Total comprehensive loss for the year, net of tax	(13,206,000)	(12,847,000)	(25,052,000)	(24,785,000)
Loss attributable to equity holders	€ (13,206,000)	€ (12,847,000)	€ (25,052,000)	€ (24,785,000)
Basic Loss Per Share (in EUR)	€ (0.428)	€ (0.447)	€ (0.843)	€ (0.907)
Diluted Loss Per Share (in EUR)	€ (0.428)	€ (0.447)	€ (0.843)	€ (0.907)